Cost of sales (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost of variables and fixed
Total costs variables		$ 68,180,219	$ 41,005,910	$ 25,909,931
Total fixed cost		21,277,929	14,575,866	11,657,541
Cost of sales		89,458,148	55,581,776	37,567,472
Variable costs
Cost of variables and fixed
Imported products	[1]	31,230,405	16,944,375	7,592,489
Purchases of crude in association and concession		16,223,628	10,015,898	4,281,661
Purchases of hydrocarbons - ANH		9,219,215	5,611,153	2,798,432
Depreciation amortization and depletion		6,774,770	6,328,144	6,069,903
Electric energy		1,540,452	1,087,269	1,098,621
Taxes and economic rights		1,510,265	1,125,761	841,443
Process materials		1,260,608	906,500	827,464
Purchases of other products and gas		1,244,765	811,024	598,015
Hydrocarbon transport services		1,219,818	917,552	874,632
Services contracted in associations		311,107	267,934	269,637
Extensive tests		71,304
Others		(2,426,118)	(3,009,700)	657,634
Fixed costs
Cost of variables and fixed
Hydrocarbon transport services		179,082	57,855	253,752
Services contracted in associations		1,566,562	1,286,291	1,121,010
Depreciation and amortization		4,635,601	3,270,735	2,930,120
Maintenance		3,771,137	2,637,857	2,257,370
Labor costs		3,436,167	2,596,947	2,299,761
Construction services		2,802,486	732,723
Services contracted		2,870,890	2,023,277	1,623,375
Taxes and contributions		914,455	1,060,123	593,041
Materials and operating supplies		684,679	561,182	508,037
General costs		$ 416,870	$ 348,876	$ 71,075

[1]	Imported products correspond mainly to mid-distillates and gasolines. The variation corresponds to the higher national demand of these products, considering the maintenance programmed for the refineries for 2022, and diluent to facilitate the transport of heavy crude oil.